SEGMENTS	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure

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Teva has two reportable segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients (“API”). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system and respiratory indications, as well as those marketed in the women's health, oncology and other specialty businesses.

Teva's other activities include the over-the-counter (“OTC”) medicines business, distribution activity mainly in Israel and Hungary and medical devices. The OTC activity is primarily conducted through a joint venture with P&G, which combines Teva's production capabilities and market reach with P&G's marketing expertise and expansive global platform.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines, and revenues by geographical markets.

The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in note 1 to the consolidated financial statements.

Segment profit consists of gross profit, less S&M and R&D expenses related to the segment. Segment profit does not include G&A expenses, amortization and certain other items. Beginning in 2015, expenses related to equity compensation are excluded from segment results. The data presented has been conformed to reflect the exclusion of equity compensation expenses for all periods.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by reportable segment, and therefore Teva does not report asset information by reportable segment.

During 2014, the classification of certain of Teva's products was changed, in line with the Company's strategy. The comparable figures have been conformed to reflect the revised classification for all periods.

Teva's chief executive officer reviews the Company's strategy and organizational structure on a continuing basis. Any changes in strategy may lead to a reevaluation of Teva's current segments and goodwill assignment.

a.	Segment information:

		Generics			Specialty
		Year ended December 31,			Year ended December 31,
		2015	2014	2013	2015	2014	2013
		(U.S.$ in millions)			(U.S.$ in millions)

	Revenues	$9,546	$9,814	$9,902	$8,338	$8,560	$8,388
	Gross profit	4,499	4,253	4,083	7,200	7,457	7,274
	R&D expenses	513	512	488	918	872	877
	S&M expenses	1,304	1,575	1,915	1,921	1,990	1,856
	Segment profit	$2,682	$2,166	$1,680	$4,361	$4,595	$4,541

	Year ended December 31,
	2015	2014	2013

	U.S.$ in millions

Generic medicines profit	$2,682	$2,166	$1,680
Specialty medicines profit	4,361	4,595	4,541
Total segment profit	7,043	6,761	6,221
Profit of other activities	318	226	243
Total profit	7,361	6,987	6,464
Amounts not allocated to segments:
Amortization	838	1,036	1,180
General and administrative expenses	1,239	1,217	1,239
Legal settlements and loss contingencies	631	(111)	1,524
Impairments, restructuring and others	1,131	650	788
Other unallocated amounts	170	244	84

Consolidated operating income	3,352	3,951	1,649
Financial expenses - net	1,000	313	399
Consolidated income before income taxes	$2,352	$3,638	$1,250

b.	Segment revenues by geographic area:
		Year ended December 31,

		2015	2014	2013

		(U.S.$ in millions)
	Generic Medicines
	United States	$4,793	$4,418	$4,172
	Europe*	2,706	3,148	3,362
	Rest of the World	2,047	2,248	2,368
	Total Generic Medicines	9,546	9,814	9,902
	Specialty Medicines
	United States	6,442	6,110	6,025
	Europe*	1,518	1,898	1,854
	Rest of the World	378	552	509
	Total Specialty Medicines	8,338	8,560	8,388
	Other Revenues
	United States	14	106	264
	Europe*	666	777	772
	Rest of the World	1,088	1,015	988
	Total Other Revenues	1,768	1,898	2,024
	Total Revenues	$19,652	$20,272	$20,314

	*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

c.	Net revenues from specialty medicines were as follows:

		Year ended December 31,
		2015	2014	2013

		(U.S. $ in millions)

	CNS	$5,213	$5,575	$5,545
	Copaxone®	4,023	4,237	4,328
	Azilect®	384	428	371
	Nuvigil®	373	388	320
	Respiratory	1,129	957	964
	ProAir®	549	478	429
	Qvar®	392	286	328
	Oncology	1,201	1,180	1,005
	Treanda®	741	767	709
	Women's health	461	504	510
	Other Specialty	334	344	364
	Total Specialty Medicines	$8,338	$8,560	$8,388

The data presented have been conformed to reflect the revised classification of certain products for all periods.

A significant portion of Teva's revenues, and a higher proportion of Teva's profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of Teva's specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, Teva no longer has patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect Teva's results of operations and financial condition.

In particular, Teva relies heavily on sales of Copaxone®, its leading specialty medicine. A key element of Teva's business strategy for Copaxone® is the continued migration of current daily Copaxone® 20 mg/mL patients to the three-times-a-week 40 mg/mL version introduced in 2014, and the maintenance of patients on that new version.  Any substantial reduction in the number of patients taking Copaxone®, whether due to the competing 20 mg/mL generic product introduced in June 2015 or to the increased use of oral medicines or other competing products, would likely have a material adverse effect on Teva's financial results and cash flow.

Copaxone® 40 mg/mL is protected by three U.S. Orange Book patents that expire in 2030, which are being challenged in paragraph IV litigation and in patent office proceedings in the United States, and a fourth U.S. Orange Book patent expiring in 2030 that was issued in October 2015. It is also protected by one European patent expiring in 2030, the validity of which was confirmed by the European Patent Office in December 2015, which rejected all invalidity claims.

In 2015, Copaxone® revenues in the United States, which include revenues from both Copaxone® 20 mg/mL and the new Copaxone® 40 mg/mL product, amounted to $3.2 billion in the U.S. (approximately 29% of Teva's total 2015 U.S. revenues) and approximately $783 million in markets outside the U.S. (approximately 9% of Teva's total 2015 non-U.S. revenues).

Teva's multiple sclerosis franchise includes Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis). The profitability of the multiple sclerosis franchise is comprised of Copaxone® revenues and cost of goods sold as well as S&M and R&D expenses related to the MS franchise. It does not include G&A expenses, amortization and non-recurring items. Teva's MS franchise profitability was 77%, 75% and 76% in 2015, 2014 and 2013, respectively.

<>d. Supplemental data - major customers:

       The percentages of total consolidated revenues for the years ended December 31, 2015, 2014 and 2013 to one customer were 20%, 18% and 17%, respectively. The percentage of total consolidated revenues from another customer accounted for 20%, 17% and 13% for the years ended December 31, 2015, 2014 and 2013, respectively. Most of Teva's revenues from these customers were in the United States. The balances due from the Company's largest customer accounted for 30% and 31% of the gross trade accounts receivable at December 31, 2015 and 2014, respectively. Sales reserves and allowances on these balances are recorded in current liabilities.

e.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2015	2014

	(U.S. $ in millions)
Israel	$2,159	$1,949
United States	629	691
Croatia	539	515
Hungary	506	520
Japan	415	446
Germany	332	367
Other	1,964	2,047
Total property, plant and equipment	$6,544	$6,535